                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/05

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Emerging Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/05

                            A SHARES            B SHARES            C SHARES         I SHARES     R SHARES
                              since               since               since           since        since
                             10/2/70             4/20/92             7/6/93          10/17/00     10/02/02
-----------------------------------------------------------------------------------------------------------
AVERAGE                            W/MAX               W/MAX               W/MAX
ANNUAL                    W/O      5.75%      W/O      5.00%      W/O      1.00%       W/O          W/O
TOTAL                    SALES     SALES     SALES     SALES     SALES     SALES      SALES        SALES
RETURNS                 CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE     CHARGES      CHARGES

Since Inception          14.91%    14.72%    11.36%    11.36%     9.52%     9.52%    -15.14%       10.18%

10-year                  11.34     10.68     10.81     10.81     10.49     10.49        N/A          N/A

5-year                  -16.47    -17.45    -17.11    -17.30    -17.09    -17.09        N/A          N/A

1-year                    2.90     -3.01      2.13     -2.87      2.14      1.14       3.17         2.63

6 months                 11.34      4.94     10.92      5.92     10.91      9.91      11.49        11.17
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class D shares were renamed as Class I shares effective September 1, 2004. There has been no change to the current fee structure as a result of this change. Class I and R Shares are available for purchase exclusively by investors of tax-exempt retirement plans. Class I shares include Profit Sharing, 401(k), money purchase pension and defined benefit plans of Morgan Stanley DW Inc. (Morgan Stanley) or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries and are offered without any sales charges on purchases or sales and does not include combined 12b-1 fees and service fees. Class R shares include 401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans. Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares are up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization stocks. It contains securities that growth managers typically select from the Russell 1000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2005

Van Kampen Emerging Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; and Matthew Hart and Scott Miller, Vice Presidents of the Adviser.

MARKET CONDITIONS

The period did not begin auspiciously for stocks. Sharply rising oil prices, continued violence in Iraq and concern that the U.S. presidential election could end in a second consecutive stalemate all weighed on equity prices. These factors overshadowed the increasingly strong fundamentals of many technology and other growth companies. Conditions improved markedly beginning in late October as oil prices retreated from their highs and the November election ended decisively. Against this backdrop, stocks rallied to end the year.

The situation changed again early in 2005. The combination of a sudden spike in oil prices--by period end they were close to their October highs--and concerns about possible violence around the January 30 Iraqi parliamentary election caused the stock market to give back some of its recent gains. Iraq's election, however, went more smoothly than expected, and equities again performed well in February, making up nearly all of their January losses.

PERFORMANCE ANALYSIS

Van Kampen Emerging Growth Fund returned 11.34 percent (Class A shares, assuming no front-end sales charge was paid) during the six-month period ending February 28, 2005. In comparison, the fund's benchmark, the Russell 1000 Growth Index, returned 7.67 percent.



TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDING FEBRUARY 28, 2005

---------------------------------------------------------------------------
                                                           RUSSELL
                                                           1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R   GROWTH INDEX

      11.34%    10.92%    10.91%    11.49%    11.17%        7.67%
---------------------------------------------------------------------------

THE PERFORMANCE FOR THE FIVE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

(1)Team members may change without notice at any time.

One of the leading contributors to the fund's performance during the past six months was the technology sector, where the fund benefited from strong stock selection in the hardware and semiconductor industries, as demand for consumer electronics products was very strong and supply remained controlled.

The fund also benefited from significantly overweighting the energy sector. As a group, energy stocks performed very well as oil prices rose sharply early and late in the period. We believed that the sector's fundamentals were very strong because of a continued large imbalance between supply and demand and that high oil prices provided energy companies with relatively predictable future earnings. Finally, the funds underweighted position in pharmaceuticals added to performance during the period, as patent expirations and challenges, recalls and safety issues surrounding several popular drugs led to significantly negative returns for the group overall in 2004.

On the negative side, although medtech stocks performed fairly well on the whole, the fund was underweighted relative to the benchmark. In addition, growth rates in the Internet sector fell, as successful companies in the space grew larger and decided to invest more heavily in emerging markets. This ratcheting down of growth had a negative impact on valuations and fund performance.

We are optimistic about the potential for growth stocks. Many companies have substantial amounts of cash on their balance sheets, and they may use the cash to buy back shares of stock, raise dividends, increase capital investment or complete mergers and acquisitions to enhance shareholder value. All of these trends are positive for stocks in general, but particularly so for growth stocks.

Typically, at this stage of a market cycle, we would expect large-cap growth stocks to be leading the market, but they have continued to lag value stocks as well as small- and mid-cap-growth stocks. We are hopeful that if this trend reverses it could create a more favorable environment for the fund. Regardless of the environment, we remain true to our investment discipline. We seek companies that show accelerating growth or more growth than the overall economy, and that have rising earnings expectations or rising valuations.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the fund in the future.

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF FEBRUARY 28, 2005
Apple Computer, Inc.                                               2.3%
Johnson & Johnson                                                  2.3
UnitedHealth Group, Inc.                                           2.0
Exxon Mobil Corp.                                                  1.6
Starwood Hotels & Resorts Worldwide, Inc.                          1.5
Dell, Inc.                                                         1.4
Adobe Systems, Inc.                                                1.3
Microsoft Corp.                                                    1.3
FedEx Corp.                                                        1.3
Marvell Technology Group, Ltd.                                     1.3

INDUSTRIES AS A PERCENTAGE OF NET ASSETS AS OF FEBRUARY 28, 2005
Pharmaceuticals                                                    5.6%
Semiconductors                                                     5.0
Systems Software                                                   4.8
Computer Hardware                                                  3.7
Managed Health Care                                                3.6
Health Care Equipment                                              3.6
Communications Equipment                                           3.4
Biotechnology                                                      3.1
Aerospace & Defense                                                2.8
Industrial Conglomerates                                           2.6
Internet Software & Services                                       2.5
Apparel Retail                                                     2.4
Hotels                                                             2.4
Packaged Foods                                                     2.3
Oil & Gas Exploration & Production                                 2.2
Restaurants                                                        2.0
Diversified Banks                                                  1.9
Computer Storage & Peripherals                                     1.9
Oil & Gas Drilling                                                 1.9
Diversified Chemicals                                              1.8
Movies & Entertainment                                             1.7
Consumer Finance                                                   1.7
Health Care Services                                               1.7
Integrated Oil & Gas                                               1.6
Homebuilding                                                       1.6
Semiconductor Equipment                                            1.6
Oil & Gas Equipment & Services                                     1.6
Railroads                                                          1.5
IT Consulting & Other Services                                     1.5
Investment Banking & Brokerage                                     1.3
Department Stores                                                  1.3
Air Freight & Couriers                                             1.3
Application Software                                               1.3
Publishing                                                         1.2
Industrial Machinery                                               1.1
Home Improvement Retail                                            1.0
Casinos & Gaming                                                   1.0
Steel                                                              0.9
Footwear                                                           0.8
Electrical Components & Equipment                                  0.8

                                             (continued on next page)

INDUSTRIES AS A PERCENTAGE OF NET ASSETS AS OF FEBRUARY 28, 2005
                                       (continued from previous page)
Hypermarkets & Super Centers                                      0.8%
Apparel & Accessories                                             0.8
Fertilizers & Agricultural Chemicals                              0.8
Internet Retail                                                   0.7
Building Products                                                 0.7
Household Appliances                                              0.7
Other Diversified Financial Services                              0.7
Personal Products                                                 0.6
Agricultural Products                                             0.6
Electric Utilities                                                0.6
Diversified Metals & Mining                                       0.6
Consumer Electronics                                              0.6
Multi-line Insurance                                              0.6
Broadcasting & Cable TV                                           0.6
Asset Management & Custody Banks                                  0.5
Specialty Stores                                                  0.5
Specialized Finance                                               0.5
Distillers & Vintners                                             0.5
Property & Casualty                                               0.3
Health Care Supplies                                              0.3
Integrated Telecommunication Services                             0.3
Data Processing & Outsourcing Services                            0.2
Thrifts & Mortgage Finance                                        0.0
                                                                -----
Total Long-Term Investments                                      98.5%
Short Term Investments                                            1.9
Liabilities in Excess of Other Assets                            -0.4
                                                                -----
Net Assets                                                      100.0%
                                                                =====

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our website at www.vankampen.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 9/1/04           2/28/05       09/1/04-02/28/05
Class A
  Actual                                        $1,000.00        $1,113.36           $5.82
  Hypothetical                                   1,000.00         1,019.29            5.56
  (5% annual return before expenses)
Class B
  Actual                                         1,000.00         1,109.18            9.78
  Hypothetical                                   1,000.00         1,015.49            9.34
  (5% annual return before expenses)
Class C
  Actual                                         1,000.00         1,109.08            9.78
  Hypothetical                                   1,000.00         1,015.49            9.34
  (5% annual return before expenses)
Class I
  Actual                                         1,000.00         1,114.88            4.51
  Hypothetical                                   1,000.00         1,020.49            4.31
  (5% annual return before expenses)
Class R
  Actual                                         1,000.00         1,111.70            7.12
  Hypothetical                                   1,000.00         1,018.09            6.81
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 1.87%, and 1.87%, and 0.86%,and 1.36% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  98.5%
AEROSPACE & DEFENSE  2.8%
L-3 Communications Holdings, Inc. ..........................     500,000    $   36,050,000
Lockheed Martin Corp. ......................................     600,000        35,532,000
Precision Castparts Corp. ..................................     300,000        22,578,000
Rockwell Collins, Inc. .....................................     400,000        18,420,000
United Technologies Corp. ..................................     500,000        49,940,000
                                                                            --------------
                                                                               162,520,000
                                                                            --------------
AGRICULTURAL PRODUCTS  0.6%
Archer-Daniels-Midland Co. .................................   1,500,000        36,150,000
                                                                            --------------

AIR FREIGHT & COURIERS  1.3%
FedEx Corp. ................................................     750,000        73,335,000
                                                                            --------------

APPAREL & ACCESSORIES  0.8%
Coach, Inc. (a).............................................     800,000        44,424,000
                                                                            --------------

APPAREL RETAIL  2.4%
Abercrombie & Fitch Co., Class A............................   1,000,000        53,700,000
American Eagle Outfitters, Inc. ............................     700,000        37,891,000
Chico's FAS, Inc. (a).......................................   1,000,000        29,450,000
Urban Outfitters, Inc. (a)..................................     500,000        20,795,000
                                                                            --------------
                                                                               141,836,000
                                                                            --------------
APPLICATION SOFTWARE  1.3%
Autodesk, Inc. .............................................   2,000,000        59,440,000
Macromedia, Inc. (a)........................................     400,000        13,556,000
                                                                            --------------
                                                                                72,996,000
                                                                            --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Franklin Resources, Inc. ...................................     450,000        31,585,500
                                                                            --------------

BIOTECHNOLOGY  3.1%
Amgen, Inc. (a).............................................   1,100,000        67,771,000
Biogen Idec, Inc. (a).......................................     500,000        19,325,000
Cephalon, Inc. (a)..........................................     350,000        17,174,500
Genzyme Corp. (a)...........................................     750,000        42,067,500
Gilead Sciences, Inc. (a)...................................   1,000,000        34,550,000
                                                                            --------------
                                                                               180,888,000
                                                                            --------------
BROADCASTING & CABLE TV  0.6%
XM Satellite Radio Holdings, Inc., Class A (a)..............   1,000,000        32,960,000
                                                                            --------------

BUILDING PRODUCTS  0.7%
Masco Corp. ................................................   1,250,000        42,150,000
                                                                            --------------

CASINOS & GAMING  1.0%
Las Vegas Sands Corp. (a)...................................     417,700        20,007,830
Wynn Resorts, Ltd. (a)......................................     500,000        35,785,000
                                                                            --------------
                                                                                55,792,830
                                                                            --------------

See Notes to Financial Statements                                              9

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  3.4%
Comverse Technology, Inc. (a)...............................   1,500,000    $   34,815,000
F5 Networks, Inc. (a).......................................     500,000        27,545,000
Harris Corp. ...............................................     400,000        26,680,000
Juniper Networks, Inc. (a)..................................   1,500,000        32,310,000
Nokia Corp.--ADR (Finland)..................................   3,000,000        48,420,000
QUALCOMM, Inc. .............................................     850,000        30,693,500
                                                                            --------------
                                                                               200,463,500
                                                                            --------------
COMPUTER HARDWARE  3.7%
Apple Computer, Inc. (a)....................................   3,000,000       134,580,000
Dell, Inc. (a)..............................................   2,000,000        80,180,000
                                                                            --------------
                                                                               214,760,000
                                                                            --------------
COMPUTER STORAGE & PERIPHERALS  1.9%
Avid Technology, Inc. (a)...................................     250,000        16,725,000
EMC Corp. (a)...............................................   3,500,000        44,310,000
Network Appliance, Inc. (a).................................   1,000,000        30,010,000
QLogic Corp. (a)............................................     500,000        20,145,000
                                                                            --------------
                                                                               111,190,000
                                                                            --------------
CONSUMER ELECTRONICS  0.6%
Harman International Industries, Inc. ......................     300,000        33,651,000
                                                                            --------------

CONSUMER FINANCE  1.7%
American Express Co. .......................................   1,250,000        67,687,500
Capital One Financial Corp. ................................     400,000        30,672,000
                                                                            --------------
                                                                                98,359,500
                                                                            --------------
DATA PROCESSING & OUTSOURCING SERVICES  0.2%
CheckFree Corp. (a).........................................     350,000        13,489,000
                                                                            --------------

DEPARTMENT STORES  1.3%
J.C. Penney Co., Inc. ......................................   1,000,000        44,490,000
Nordstrom, Inc. ............................................     600,000        32,256,000
                                                                            --------------
                                                                                76,746,000
                                                                            --------------
DISTILLERS & VINTNERS  0.5%
Constellation Brands, Inc., Class A (a).....................     500,000        26,765,000
                                                                            --------------

DIVERSIFIED BANKS  1.9%
Bank of America Corp. ......................................   1,250,000        58,312,500
Wachovia Corp. .............................................   1,000,000        53,010,000
                                                                            --------------
                                                                               111,322,500
                                                                            --------------
DIVERSIFIED CHEMICALS  1.8%
Dow Chemical Co. ...........................................   1,250,000        68,937,500
Lyondell Chemical Co. ......................................   1,000,000        33,850,000
                                                                            --------------
                                                                               102,787,500
                                                                            --------------
DIVERSIFIED METALS & MINING  0.6%
Peabody Energy Corp. .......................................     350,000        33,985,000
                                                                            --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES  0.6%
Exelon Corp. ...............................................     750,000    $   34,020,000
                                                                            --------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.8%
Rockwell Automation, Inc. ..................................     750,000        46,612,500
                                                                            --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.8%
Monsanto Co. ...............................................     750,000        44,085,000
                                                                            --------------

FOOTWEAR  0.8%
Nike, Inc., Class B.........................................     550,000        47,822,500
                                                                            --------------

HEALTH CARE EQUIPMENT  3.6%
Becton, Dickinson & Co. ....................................     750,000        44,902,500
Biomet, Inc. ...............................................     750,000        31,665,000
C.R. Bard, Inc. ............................................     600,000        39,900,000
Cooper Co., Inc. ...........................................     200,000        16,470,000
Cytyc Corp. (a).............................................     700,000        15,960,000
Kinetic Concepts, Inc. (a)..................................     350,000        22,830,500
St. Jude Medical, Inc. (a)..................................   1,000,000        39,100,000
                                                                            --------------
                                                                               210,828,000
                                                                            --------------
HEALTH CARE SERVICES  1.7%
Caremark Rx, Inc. (a).......................................   1,250,000        47,850,000
Quest Diagnostics, Inc. ....................................     500,000        49,700,000
                                                                            --------------
                                                                                97,550,000
                                                                            --------------
HEALTH CARE SUPPLIES  0.3%
Affymetrix, Inc. (a)........................................     350,000        14,955,500
                                                                            --------------

HOME IMPROVEMENT RETAIL  1.0%
Home Depot, Inc. ...........................................   1,500,000        60,030,000
                                                                            --------------

HOMEBUILDING  1.6%
KB Home.....................................................     300,000        37,440,000
Toll Brothers, Inc. (a).....................................     650,000        57,232,500
                                                                            --------------
                                                                                94,672,500
                                                                            --------------
HOTELS  2.4%
Carnival Corp. .............................................   1,000,000        54,380,000
Starwood Hotels & Resorts Worldwide, Inc. ..................   1,500,000        85,860,000
                                                                            --------------
                                                                               140,240,000
                                                                            --------------
HOUSEHOLD APPLIANCES  0.7%
Black & Decker Corp. .......................................     500,000        41,460,000
                                                                            --------------

HYPERMARKETS & SUPER CENTERS  0.8%
Costco Wholesale Corp. .....................................   1,000,000        46,590,000
                                                                            --------------

See Notes to Financial Statements                                             11

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES  2.6%
General Electric Co. .......................................   1,750,000    $   61,600,000
Textron, Inc. ..............................................     500,000        38,675,000
Tyco International, Ltd. (Bermuda)..........................   1,500,000        50,220,000
                                                                            --------------
                                                                               150,495,000
                                                                            --------------
INDUSTRIAL MACHINERY  1.1%
Danaher Corp. ..............................................     550,000        29,793,500
Eaton Corp. ................................................     500,000        34,875,000
                                                                            --------------
                                                                                64,668,500
                                                                            --------------
INTEGRATED OIL & GAS  1.6%
Exxon Mobil Corp. ..........................................   1,500,000        94,965,000
                                                                            --------------

INTEGRATED TELECOMMUNICATION SERVICES  0.3%
Amdocs, Ltd. (Guernsey) (a).................................     500,000        14,675,000
                                                                            --------------

INTERNET RETAIL  0.7%
eBay, Inc. (a)..............................................   1,000,000        42,840,000
                                                                            --------------

INTERNET SOFTWARE & SERVICES  2.5%
Google, Inc., Class A (a)...................................     300,000        56,397,000
VeriSign, Inc. (a)..........................................   1,000,000        27,420,000
Yahoo!, Inc. (a)............................................   2,000,000        64,540,000
                                                                            --------------
                                                                               148,357,000
                                                                            --------------
INVESTMENT BANKING & BROKERAGE  1.3%
Bear Stearns Co., Inc. .....................................     500,000        49,750,000
Goldman Sachs Group, Inc. ..................................     250,000        27,200,000
                                                                            --------------
                                                                                76,950,000
                                                                            --------------
IT CONSULTING & OTHER SERVICES  1.5%
Cognizant Technology Solutions Corp., Class A (a)...........   1,000,000        47,230,000
Infosys Technologies, Ltd.--ADR (India).....................     500,000        38,125,000
                                                                            --------------
                                                                                85,355,000
                                                                            --------------
MANAGED HEALTH CARE  3.6%
Aetna, Inc. ................................................     450,000        65,709,000
Pacificare Health Systems (a)...............................     500,000        31,740,000
UnitedHealth Group, Inc. ...................................   1,250,000       113,950,000
                                                                            --------------
                                                                               211,399,000
                                                                            --------------
MOVIES & ENTERTAINMENT  1.7%
News Corp., Ltd., Class B...................................   2,600,000        44,746,000
Walt Disney Co. ............................................   2,000,000        55,880,000
                                                                            --------------
                                                                               100,626,000
                                                                            --------------
MULTI-LINE INSURANCE  0.6%
American International Group, Inc. .........................     500,000        33,400,000
                                                                            --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
OIL & GAS DRILLING  1.9%
Diamond Offshore Drilling, Inc. ............................     750,000    $   37,125,000
ENSCO International, Inc. ..................................     750,000        30,210,000
Noble Corp. ................................................     750,000        42,802,500
                                                                            --------------
                                                                               110,137,500
                                                                            --------------
OIL & GAS EQUIPMENT & SERVICES  1.6%
Baker Hughes, Inc. .........................................   1,000,000        47,280,000
Weatherford International, Ltd. (a).........................     750,000        44,707,500
                                                                            --------------
                                                                                91,987,500
                                                                            --------------
OIL & GAS EXPLORATION & PRODUCTION  2.2%
Burlington Resources, Inc. .................................   1,250,000        62,037,500
Devon Energy Corp. .........................................     750,000        35,092,500
Ultra Petroleum Corp. (a)...................................     500,000        28,175,000
                                                                            --------------
                                                                               125,305,000
                                                                            --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  0.7%
Chicago Mercantile Exchange.................................     200,000        41,324,000
                                                                            --------------

PACKAGED FOODS  2.3%
General Mills, Inc. ........................................     750,000        39,277,500
Hershey Foods Corp. ........................................     800,000        50,400,000
Kellogg Co. ................................................   1,000,000        44,000,000
                                                                            --------------
                                                                               133,677,500
                                                                            --------------
PERSONAL PRODUCTS  0.6%
Gillette Co. ...............................................     750,000        37,687,500
                                                                            --------------

PHARMACEUTICALS  5.6%
GlaxoSmithKline plc--ADR (United Kingdom)...................     650,000        31,343,000
Johnson & Johnson...........................................   2,000,000       131,200,000
Novartis AG--ADR (Switzerland)..............................   1,100,000        54,967,000
Roche Holdings, Inc.--ADR (Switzerland).....................     850,000        44,958,965
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........   1,100,000        33,121,000
Wyeth.......................................................     750,000        30,615,000
                                                                            --------------
                                                                               326,204,965
                                                                            --------------
PROPERTY & CASUALTY  0.3%
ACE, Ltd. (Bermuda).........................................     350,000        15,561,000
                                                                            --------------

PUBLISHING  1.2%
Getty Images, Inc. (a)......................................     450,000        32,103,000
McGraw-Hill Co., Inc. ......................................     400,000        36,740,000
                                                                            --------------
                                                                                68,843,000
                                                                            --------------
RAILROADS  1.5%
Burlington Northern Santa Fe Corp. .........................   1,000,000        50,270,000
Norfolk Southern Corp. .....................................   1,000,000        35,890,000
                                                                            --------------
                                                                                86,160,000
                                                                            --------------

See Notes to Financial Statements                                             13

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
RESTAURANTS  2.0%
McDonald's Corp. ...........................................   1,500,000    $   49,620,000
Starbucks Corp. (a).........................................     600,000        31,086,000
Yum! Brands, Inc. ..........................................     700,000        34,146,000
                                                                            --------------
                                                                               114,852,000
                                                                            --------------
SEMICONDUCTOR EQUIPMENT  1.6%
Applied Materials, Inc. (a).................................   3,500,000        61,250,000
Lam Research Corp. (a)......................................   1,000,000        31,440,000
                                                                            --------------
                                                                                92,690,000
                                                                            --------------
SEMICONDUCTORS  5.0%
Broadcom Corp., Class A (a).................................   2,000,000        64,500,000
Intel Corp. ................................................   3,000,000        71,940,000
Marvell Technology Group, Ltd. (Bermuda) (a)................   2,000,000        73,180,000
NVIDIA Corp. (a)............................................   1,000,000        28,990,000
Texas Instruments, Inc. ....................................   2,000,000        52,940,000
                                                                            --------------
                                                                               291,550,000
                                                                            --------------
SPECIALIZED FINANCE  0.5%
CIT Group, Inc. ............................................     750,000        30,262,500
                                                                            --------------

SPECIALTY STORES  0.5%
Staples, Inc. ..............................................   1,000,000        31,520,000
                                                                            --------------

STEEL  0.9%
Nucor Corp. ................................................     800,000        49,872,000
                                                                            --------------

SYSTEMS SOFTWARE  4.8%
Adobe Systems, Inc. ........................................   1,250,000        77,187,500
Computer Associates International, Inc. ....................       6,656           180,311
McAfee, Inc. (a)............................................   1,250,000        28,912,500
Microsoft Corp. ............................................   3,000,000        75,540,000
NCR Corp. (a)...............................................   1,000,000        38,990,000
Oracle Corp. (a)............................................   4,500,000        58,095,000
                                                                            --------------
                                                                               278,905,311
                                                                            --------------
THRIFTS & MORTGAGE FINANCE  0.0%
Countrywide Financial Corp. ................................           1                35
                                                                            --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

DESCRIPTION                                                                     VALUE
------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  98.5%
  (Cost $4,830,445,127)..................................................   $5,727,292,641

REPURCHASE AGREEMENT  1.9%
Bank of America Securities LLC ($111,670,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 2.57%, dated 02/28/05, to be sold on 03/01/05 at $111,677,972)
(Cost $111,670,000)......................................................      111,670,000
                                                                            --------------

TOTAL INVESTMENTS  100.4%
  (Cost $4,942,115,127)..................................................    5,838,962,641
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)............................      (22,988,398)
                                                                            --------------

NET ASSETS  100.0%.......................................................   $5,815,974,243
                                                                            ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $4,942,115,127).....................  $ 5,838,962,641
Receivables:
 Investments Sold...........................................       49,845,329
 Fund Shares Sold...........................................       13,772,068
 Dividends..................................................        6,163,233
 Interest...................................................            7,972
Other.......................................................          522,533
                                                              ---------------
   Total Assets.............................................    5,909,273,776
                                                              ---------------
LIABILITIES:
Payables:
 Fund Shares Repurchased....................................       80,934,055
 Distributor and Affiliates.................................        5,393,343
 Investment Advisory Fee....................................        2,004,609
 Investments Purchased......................................        1,627,268
 Custodian Bank.............................................          728,082
Accrued Expenses............................................        2,022,097
Trustees' Deferred Compensation and Retirement Plans........          590,079
                                                              ---------------
   Total Liabilities........................................       93,299,533
                                                              ---------------
NET ASSETS..................................................  $ 5,815,974,243
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
 number of shares authorized)...............................  $11,116,185,676
Net Unrealized Appreciation.................................      896,847,514
Accumulated Net Investment Loss.............................         (449,512)
Accumulated Net Realized Loss...............................   (6,196,609,435)
                                                              ---------------
NET ASSETS..................................................  $ 5,815,974,243
                                                              ===============
NET ASSET VALUE PER COMMON SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $3,453,935,631 and 90,866,269 shares of
   beneficial interest issued and outstanding)..............  $         38.01
   Maximum sales charge (5.75%* of offering price)..........             2.32
                                                              ---------------
   Maximum offering price to public.........................  $         40.33
                                                              ===============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,930,057,705 and 59,192,928 shares of
   beneficial interest issued and outstanding)..............  $         32.61
                                                              ===============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $380,790,911 and 11,384,720 shares of
   beneficial interest issued and outstanding)..............  $         33.45
                                                              ===============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $32,578,536 and 847,829 shares of
   beneficial interest issued and outstanding)..............  $         38.43
                                                              ===============
 Class R Shares:
   Net asset value and offering price per share (Based on
   net assets of $18,611,460 and 492,102 shares of
   beneficial interest issued and outstanding)..............  $         37.82
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2005 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $165,393)....  $ 41,272,908
Interest....................................................     1,688,022
                                                              ------------
    Total Income............................................    42,960,930
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, I and R of $4,435,540, $10,027,782, $2,069,288,
  $0 and $48,023, respectively).............................    16,580,633
Investment Advisory Fee.....................................    13,427,148
Shareholder Services........................................    10,997,199
Custody.....................................................       208,677
Legal.......................................................       170,694
Trustees' Fees and Related Expenses.........................        39,392
Other.......................................................     1,441,382
                                                              ------------
    Total Expenses..........................................    42,865,125
    Less Credits Earned on Cash Balances....................        30,942
                                                              ------------
    Net Expenses............................................    42,834,183
                                                              ------------
NET INVESTMENT INCOME.......................................  $    126,747
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $188,971,660
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   430,993,438
  End of the Period.........................................   896,847,514
                                                              ------------
Net Unrealized Appreciation During the Period...............   465,854,076
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $654,825,736
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $654,952,483
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                          SIX MONTHS ENDED      YEAR ENDED
                                                          FEBRUARY 28, 2005   AUGUST 31, 2004
                                                          -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..............................   $       126,747    $   (54,314,283)
Net Realized Gain.......................................       188,971,660      1,183,108,779
Net Unrealized Appreciation/Depreciation During the
  Period................................................       465,854,076     (1,089,322,142)
                                                           ---------------    ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       654,952,483         39,472,354
                                                           ---------------    ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................       324,756,572        910,766,850
Cost of Shares Repurchased..............................    (1,319,971,492)    (1,967,564,917)
                                                           ---------------    ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      (995,214,920)    (1,056,798,067)
                                                           ---------------    ---------------
TOTAL DECREASE IN NET ASSETS............................      (340,262,437)    (1,017,325,713)
NET ASSETS:
Beginning of the Period.................................     6,156,236,680      7,173,562,393
                                                           ---------------    ---------------
End of the Period (Including accumulated net investment
  loss of $449,512 and $576,259, respectively)..........   $ 5,815,974,243    $ 6,156,236,680
                                                           ===============    ===============

 18                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                           SIX MONTHS
                             ENDED                                 YEAR ENDED AUGUST 31,
CLASS A SHARES              FEB. 28,     -------------------------------------------------------------------------
                              2005         2004            2003            2002            2001            2000
                           ---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD...........  $  34.14     $  34.08        $  30.96        $  43.18        $ 109.19        $   60.00
                            --------     --------        --------        --------        --------        ---------
  Net Investment
    Income/Loss...........       .06(a)      (.16)(a)        (.18)(a)        (.17)(a)         .03(a)          (.32)(a)
  Net Realized and
    Unrealized
    Gain/Loss.............      3.81          .22            3.30          (12.05)         (51.18)           58.81
                            --------     --------        --------        --------        --------        ---------
Total from Investment
  Operations..............      3.87          .06            3.12          (12.22)         (51.15)           58.49
Less Distributions from
  Net Realized Gain.......       -0-          -0-             -0-             -0-           14.86             9.30
                            --------     --------        --------        --------        --------        ---------
NET ASSET VALUE, END OF
  THE PERIOD..............  $  38.01     $  34.14        $  34.08        $  30.96        $  43.18        $  109.19
                            ========     ========        ========        ========        ========        =========

Total Return (b)..........    11.34%*       0.18%          10.08%         -28.30%         -51.22%          104.41%
Net Assets at End of the
  Period (In millions)....  $3,453.9     $3,663.9        $4,222.8        $4,310.2        $6,251.4        $11,527.6
Ratio of Expenses to
  Average Net Assets......     1.11%        1.08%           1.15%           1.06%            .93%             .87%
Ratio of Net Investment
  Income/Loss to Average
  Net Assets..............      .31%        (.46%)          (.61%)          (.44%)           .04%            (.35%)
Portfolio Turnover........       57%*        177%            180%            230%            148%             110%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                                YEAR ENDED AUGUST 31,
CLASS B SHARES               FEB. 28,     ------------------------------------------------------------------------
                               2005         2004            2003            2002            2001            2000
                            --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $  29.40     $  29.57        $  27.07        $  38.04        $  99.32        $  55.56
                             --------     --------        --------        --------        --------        --------
  Net Investment Loss......      (.07)(a)     (.38)(a)        (.36)(a)        (.41)(a)        (.41)(a)        (.93)(a)
  Net Realized and
    Unrealized Gain/Loss...      3.28          .21            2.86          (10.56)         (46.01)          53.99
                             --------     --------        --------        --------        --------        --------
Total from Investment
  Operations...............      3.21         (.17)           2.50          (10.97)         (46.42)          53.06
Less Distributions from Net
  Realized Gain............       -0-          -0-             -0-             -0-           14.86            9.30
                             --------     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $  32.61     $  29.40        $  29.57        $  27.07        $  38.04        $  99.32
                             ========     ========        ========        ========        ========        ========

Total Return (b)...........    10.92%*      -0.57%           9.24%         -28.84%         -51.60%         102.85%
Net Assets at End of the
  Period (In millions).....  $1,930.1     $2,010.4        $2,346.3        $2,395.2        $3,904.7        $7,648.0
Ratio of Expenses to
  Average Net Assets.......     1.87%        1.85%           1.91%           1.82%           1.71%           1.63%
Ratio of Net Investment
  Loss to Average Net
  Assets...................     (.46%)      (1.23%)         (1.37%)         (1.20%)          (.74%)         (1.12%)
Portfolio Turnover.........       57%*        177%            180%            230%            148%            110%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                             YEAR ENDED AUGUST 31,
CLASS C SHARES                    FEB. 28,     ------------------------------------------------------------------
                                    2005        2004          2003          2002           2001            2000
                                 --------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $ 30.16      $30.34        $27.75        $39.00        $ 101.30        $  56.52
                                  -------      ------        ------        ------        --------        --------
  Net Investment Loss...........     (.07)(a)    (.39)(a)      (.36)(a)      (.42)(a)        (.41)(a)        (.95)(a)
  Net Realized and Unrealized
    Gain/Loss...................     3.36         .21          2.95        (10.83)         (47.03)          55.03
                                  -------      ------        ------        ------        --------        --------
Total from Investment
  Operations....................     3.29        (.18)         2.59        (11.25)         (47.44)          54.08
Less Distributions from Net
  Realized Gain.................      -0-         -0-           -0-           -0-           14.86            9.30
                                  -------      ------        ------        ------        --------        --------
NET ASSET VALUE, END OF THE
  PERIOD........................  $ 33.45      $30.16        $30.34        $27.75        $  39.00        $ 101.30
                                  =======      ======        ======        ======        ========        ========

Total Return (b)................   10.91%*     -0.59%         9.33%(c)     -28.85%        -51.60%         102.91%
Net Assets at End of the Period
  (In millions).................  $ 380.8      $430.2        $570.1        $629.0        $1,038.5        $1,944.0
Ratio of Expenses to Average Net
  Assets........................    1.87%       1.85%         1.91%         1.82%           1.70%           1.64%
Ratio of Net Investment Loss to
  Average Net Assets............    (.46%)     (1.23%)       (1.34%)(c)    (1.20%)          (.73%)         (1.11%)
Portfolio Turnover..............      57%*       177%          180%          230%            148%            110%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%

See Notes to Financial Statements                                             21

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                     OCTOBER 17, 2000
                             SIX MONTHS                                               (COMMENCEMENT
                               ENDED               YEAR ENDED AUGUST 31,              OF INVESTMENT
CLASS I SHARES                FEB. 28,       ----------------------------------       OPERATIONS) TO
                                2005          2004         2003          2002        AUGUST 31, 2001
                             ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $ 34.47        $ 34.33      $ 31.10      $  43.27         $   97.10
                              -------        -------      -------      --------         ---------
  Net Investment
    Income/Loss.............      .10(a)        (.08)(a)     (.11)(a)      (.07)(a)           .17(a)
  Net Realized and
    Unrealized Gain/Loss....     3.86            .22         3.34        (12.10)           (39.14)
                              -------        -------      -------      --------         ---------
Total from Investment
  Operations................     3.96            .14         3.23        (12.17)           (38.97)
Less Distributions from Net
  Realized Gain.............      -0-            -0-          -0-           -0-             14.86
                              -------        -------      -------      --------         ---------
NET ASSET VALUE, END OF THE
  PERIOD....................  $ 38.43        $ 34.47      $ 34.33      $  31.10         $   43.27
                              =======        =======      =======      ========         =========

Total Return (b)............   11.49%*         0.41%       10.39%       -28.13%           -45.03%*
Net Assets at End of the
  Period (In millions)......  $  32.6        $  31.8      $  33.9      $   29.8         $    41.6
Ratio of Expenses to Average
  Net Assets................     .86%           .84%         .90%          .81%              .72%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets....................     .55%          (.21%)       (.36%)        (.19%)             .33%
Portfolio Turnover..........      57%*          177%         180%          230%              148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period.

 22                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                OCTOBER 1, 2002
                                                                                 (COMMENCEMENT
                                                    SIX MONTHS       YEAR        OF INVESTMENT
                                                      ENDED         ENDED       OPERATIONS) TO
                                                     FEB. 28,     AUGUST 31,    AUGUST 31, 2003
CLASS R SHARES                                                    -----------------------------
                                                       2005          2004            2003
                                                    -------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD........      $34.02        $34.04           $29.94
                                                      ------        ------           ------
  Net Investment Loss...........................         .01(a)       (.24)(a)         (.24)(a)
  Net Realized and Unrealized Gain..............        3.79           .22             4.34
                                                      ------        ------           ------
Total from Investment Operations................        3.80          (.02)            4.10
                                                      ------        ------           ------
NET ASSET VALUE, END OF THE PERIOD..............      $37.82        $34.02           $34.04
                                                      ======        ======           ======

Total Return (b)................................      11.17%*       -0.06%           13.69%*
Net Assets at End of the Period (In millions)...      $ 18.6        $ 20.0           $   .5
Ratio of Expenses to Average Net Assets.........       1.36%         1.33%            1.41%
Ratio of Net Investment Income/Loss to Average
  Net Assets....................................        .04%         (.65%)           (.85%)
Portfolio Turnover..............................         57%*         177%             180%

*   Non-Annualized

(a) Based on average shares outstanding

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Emerging Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The distribution of the Fund's Class B, Class C, Class I, and Class R Shares commenced on April 20, 1992, July 6, 1993, October 17, 2000 and October 1, 2002, respectively. Prior to September 1, 2004, the Class I Shares of the Fund were designated as Class D Shares. All issued and outstanding Class D Shares were redesignated as Class I shares as of that date.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $6,380,899,491 which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$3,628,401,778..............................................  August 31, 2010
 2,752,497,713..............................................  August 31, 2011

    At February 28, 2005, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $4,944,628,198
                                                              ==============
Gross tax unrealized appreciation...........................  $  947,524,088
Gross tax unrealized depreciation...........................     (53,189,645)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  894,334,443
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2005, the Fund's custody fee was reduced by $30,942 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .575%
Next $350 million...........................................     .525%
Next $350 million...........................................     .475%
Over $1.05 billion..........................................     .425%

    For the six months ended February 28, 2005, the Fund recognized expenses of approximately $169,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $117,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2005, the Fund recognized expenses of approximately $9,201,500. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $435,392 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2005. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of Van Kampen, totaling $1,574,898.

3. CAPITAL TRANSACTIONS

At February 28, 2005, capital aggregated $5,800,371,249, $3,941,167,248,
$1,273,762,713, $83,297,246 and $17,587,220 for Classes A, B, C, I, and R,
respectively. For the six months ended February 28, 2005, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A..................................................    6,972,211    $   256,264,115
  Class B..................................................    1,708,313         53,893,813
  Class C..................................................      303,652          9,863,272
  Class I..................................................       52,745          1,975,501
  Class R..................................................       75,564          2,759,871
                                                             -----------    ---------------
Total Sales................................................    9,112,485    $   324,756,572
                                                             ===========    ===============
Repurchases:
  Class A..................................................  (23,415,327)   $  (861,063,363)
  Class B..................................................  (10,895,015)      (344,533,264)
  Class C..................................................   (3,182,464)      (103,482,621)
  Class I..................................................     (126,299)        (4,703,199)
  Class R..................................................     (171,107)        (6,189,045)
                                                             -----------    ---------------
Total Repurchases..........................................  (37,790,212)   $(1,319,971,492)
                                                             ===========    ===============

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

    At August 31, 2004, capital aggregated $6,405,170,497, $4,231,806,699,
$1,367,382,062, $86,024,944 and $21,016,394 for Classes A, B, C, I and R,
respectively. For the year ended August 31, 2004, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A..................................................   18,786,524    $   669,892,192
  Class B..................................................    5,296,493        163,446,114
  Class C..................................................    1,154,509         36,550,987
  Class I..................................................      208,563          7,508,169
  Class R..................................................      924,246         33,369,388
                                                             -----------    ---------------
Total Sales................................................   26,370,335    $   910,766,850
                                                             ===========    ===============
Repurchases:
  Class A..................................................  (35,381,500)   $(1,264,994,832)
  Class B..................................................  (16,252,647)      (499,964,345)
  Class C..................................................   (5,683,822)      (180,075,861)
  Class I..................................................     (275,786)        (9,917,441)
  Class R..................................................     (350,264)       (12,612,438)
                                                             -----------    ---------------
Total Repurchases..........................................  (57,944,019)   $(1,967,564,917)
                                                             ===========    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the Shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended February 28, 2005 and the year ended August 31, 2004, 2,083,530 and 821,843 Class B Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended February 28, 2005 and the year ended August 31, 2004, 216,866 and 39,682 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class I and Class R Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the six months ended February 28, 2005, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $367,600 and CDSC on redeemed shares of approximately $2,033,200. Sales charges do not represent expenses to the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $3,346,136,141 and $4,128,629,139, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares, and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plan of up to .25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets and .50% of Class R Shares average daily net assets are accrued daily. The annual fees for Class A Shares and Class R Shares are paid quarterly and annual fees for Class C Shares are paid monthly. For Class B Shares, .75% of the annual fees are paid monthly, while .25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $31,197,065 and $1,419,265 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended February 28, 2005 are payments retained by Van Kampen of approximately $7,860,300 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $575,400.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2005 (UNAUDITED) continued

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

VAN KAMPEN EMERGING GROWTH FUND

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 30
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VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)
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VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 16, 116, 216, 516, 316
EMG SAR 4/05 RN05-00830P-Y02/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)
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Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.



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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Emerging Growth Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2005